UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

4380 King Street, #810

Alexandria, VA 22302

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

47380 King Street, #810

Alexandria, VA 22302

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 96.41%

Accident & Health Insurance - 0.10%
120	Reinsurance Group of America, Inc.	$ 5,795

Air Transportation, Scheduled - 2.10%
11,090	Pinnacle Airlines Corp. *	60,219
6,200	US Airways Group, Inc. *	57,350
		117,569
Aircraft Parts & Auxiliary Equipment - 1.46%
1,800	M&F Worldwide Corp. *	43,830
1,900	Spirit AeroSystems Holdings, Inc. *	37,867
		81,697
Apparel & Other Finished Prods of Fabrics & Similar Material - 0.16%
4,034	Ever-Glory International Group, Inc. *	8,697

Biological Products, (No Diagnostic Substances) - 1.81%
10,280	China Biologic Products, Inc. *	101,566

Bituminous Coal & Lignite Surface Mining - 2.42%
1,950	BHP Billiton PLC	124,644
600	Cloud Peak Energy, Inc. *	10,950
		135,594
Broadwoven Fabric Mills, Man Made Fabric & Silk - 1.05%
1,720	Hallwood Group, Inc. *	58,824

Chemicals & Allied Products - 0.27%
1,000	Inopec, Inc. *	15,230

Computer Communications Equipment - 0.46%
800	Black Box Corp.	25,648

Computer & Office Equipment - 2.07%
2,600	Lexmark International Inc. *	116,012

Computer Storage Devices - 2.85%
2,600	Western Digital Corp. *	73,814
5,800	Xyratex Ltd. *	86,072
		159,886
Drilling Oil & Gas Wells - 0.70%
1,300	Rowan Co. *	39,468

Electric Services - 0.18%
1,300	Edenor (Argentina) *	10,192

Engines & Turbines - 0.68%
2,000	China Yuchai International Ltd. *	38,260

Fabricated Rubber Products, NEC - 2.29%
5,145	CTI Industries Corp.	35,706
12,907	Omnova Solutions, Inc. *	92,801
		128,507
Fire, Marine & Casualty Insurance - 2.61%
5,700	Amtrust Financial Services, Inc.	82,764
2,600	Unitrin, Inc.	63,414
		146,178
Gen Building Contractors-Residential Buildings - 1.75%
39,880	Xinyuan Real Estate Co., Ltd. *	98,105

Fuided Missiles & Space Vechicles - 0.05%
2,200	Astrotech Corp. *	2,662

Hospital & Medical Service Plan - 1.83%
100	Amerigroup Corp. *	4,247
150	Cigna Corp. *	5,367
6,300	Universal American Corp.	92,925
		102,539
Household Audio & Video Equipment - 1.31%
32,621	Emerson Radio Corp. *	73,456

Household Furniture - 0.33%
1,200	Flexsteel Industries, Inc.	18,408

Jewelry, Precious Metal - 0.28%
2,400	Fuqi International, Inc. (China) *	15,600

Life Insurance - 1.62%
8,900	American Equity Investment Live Holding, Co. *	91,136

Meat Packing Plants - 0.44%
1,500	Zhongpin, Inc. (China) *	24,435

Medicinal Chemicals & Botanical Products - 2.12%
5,819	Nutraceutical International Corp. *	91,300
690	Usana Health Sciences, Inc. *	27,848
		119,148
Metal Mining - 2.41%
2300	Rio Tinto Plc. (United Kingdom) ADR	135,079

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.39%
2,000	China-Biotics, Inc. (China) *	22,000

Miscellaneous Food Preparation - 1.41%
15,200	China Marine Food Group Ltd. (China) *	79,344

Miscellaneous Manufacturing Industries - 0.58%
1,500	Oil-Dri Corp. of America	32,265

Motor Vehicle Parts & Accessories - 1.85%
2,500	TRW Automotive Holdings Corp. *	103,900

Motors & Generators - 0.14%
1,750	China Electric Motor, Inc. (China) *	7,875

Newspapers: Publishing or Publishing & Printing - 2.24%
15,200	Lee Enterprises, Inc. *	40,736
21,600	McClatchy Co. *	84,888
		125,624
Ophthalmic Goods - 0.60%
3,150	Shamir Optical Industry Ltd. (Israel) *	33,831

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.74%
600	Span American Medical Systems, Inc.	8,574
18,463	Winner Medical Group, Inc. (China) *	88,992
		97,566
Perfumes, Cosmetics & Other Toliet Preparations - 0.51%
5,318	CCA Industries, Inc.	28,770

Personal Credit Institutions - 3.97%
10,950	Advance America, Cash Advance Centers, Inc.	44,129
3,950	Nelnet, Inc. Class-A	90,376
2,000	World Acceptance Corp. *	88,320
		222,825
Petroleum Refining - 1.83%
15,282	China Integrated Energy, Inc. *	102,389

Pharmaceutical Preparations - 9.49%
3,600	China Sky One Medical, Inc. *	27,252
4,400	Endo Pharmaceutical Holdings, Inc. *	146,256
2,750	Hi Tech Pharmacal Co., Inc. *	55,660
1,950	Impax Laboratories, Inc. *	38,610
3,900	Pharmaceutical Resources, Inc. *	113,412
35,121	Sciclone Pharmaceuticals, Inc. *	92,719
19,250	Tianyin Pharmaceutical Co., Inc. *	58,295
		532,204
Plastics Foam Products - 1.63%
7,800	UFP Technologies, Inc. *	91,182

Poultry Slaughtering & Processing - 0.82%
400	Cagles, Inc. *	2,660
1,000	Sanders Farms, Inc.	43,290
		45,950
Radio & TV Broadcasting & Communications Equipment - 1.11%
10,000	ZST Digital Networks, Inc. *	62,500

Retail-Auto Dealers & Gasoline Stations - 1.35%
3,100	Autochina International Ltd. *	75,718

Retail-Eating Places - 0.50%
205	Cracker Barrel Old Country Store, Inc.	10,406
2,500	Flanigans Enterprises, Inc. *	17,850
		28,256
Retail-Miscellaneous Retail - 0.46%
1,300	Ezcorp, Inc. *	26,052

Retail-Miscellaneous Shopping Goods Stores - 0.67%
118,200	Iparty Corp. *	37,824

Sanitary Services - 0.08%
300	Industrial Services of America, Inc. *	4,614

Semiconductors & Related Devices - 2.86%
1,100	Amkor Technology, Inc. *	7,227
10,337	GT Solar International, Inc. *	86,521
2,100	Kulicke & Soffa Industries, Inc. *	12,999
8,950	SMART Modular Technologies (WWH), Inc. *	53,969
		160,716
Services-Advertising - 1.84%
10,100	China MediaExpress Holdings, Inc. *	103,020

Services-Advertising Agencies - 0.13%
900	Charm Communications, Inc. *	7,038

Services-Business Services, NEC - 0.61%
9,700	DJSP Enterprises, Inc. *	34,048

Services-Computer Integrated Systems Design - 1.18%
2,345	Synnex Corp. *	65,988

Services-Engineering Serives - 0.72%
1,141	VSE Corp.	40,243

Services-Management Consulting Services - 0.07%
1,400	Mastech Holdings, Inc. *	4,200

Services-Miscellaneous Business Services - 0.11%
200	Altisource Portfolio Solutions S.A. *	6,228

Services-Offices & Clinics of Doctors of Medicine - 0.51%
5,700	Metropolitan Health Networks, Inc. *	21,660
800	Prospect Medical Holdings, Inc. *	6,800
		28,460
Services-Prepackaged Software - 0.82%
7,600	CDC Software Corp. *	45,980

Services-Skilled Nursing Care - 0.10%
1,023	Advocat, Inc.	5,790

Services-Social Services - 0.83%
2,850	Providence Service Corp. *	46,712

Services-Specialty Outpatient - 1.28%
4,950	Hanger Orthopedic Group, Inc. *	71,973

Soap, Detergent, Cleaning Preparations, Parfumes, Cosmetics - 0.61%
580	Stepan Co.	34,284

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.72%
16,900	China Gerui Advanced Materials, Ltd. *	96,499

Surgical & Medical Instruments & Apparatus - 1.01%
27,111	Pro Dex, Inc. *	56,933

Wholesale-Computers & Peripheral Equipment & Software - 1.14%
3,800	Ingram Micro, Inc. *	64,068

Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.28%
3,000	Amerisourcebergen Corp.	91,980
630	Cardinal Health, Inc.	20,815
240	Mckesson Corp.	14,827
		127,622
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.24%
4,100	Universal Power Group, Inc. *	13,735

Wholesale-Electonic Parts & Equipment, NEC - 3.59%
11,100	Funtalk China Holdings, Ltd. *	86,482
4,451	Richardson Electronics Ltd.	46,736
4,500	Tessco Technologies, Inc.	67,815
		201,033

Wholesale-Farm Product Raw Material - 1.61%
4,000	Alliance One International, Inc. *	16,600
1,000	Andersons, Inc.	37,900
900	Universal Corp.	36,081
		90,581
Wholesale-Groceries & Related Products - 1.47%
10,087	Schiff Nutrition International, Inc.	82,713

Wholesale-Groceries & General Lines - 1.48%
500	Amcon Distributing Co.	30,858
1,690	Core-Mark Holding Co., Inc. *	52,322
		83,180
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.29%
1,250	MWI Veterinary Supply, Inc. *	72,150

Wholesale-Metals, Minerals (No Petroleum) - 2.87%
23,450	China Armco Metals, Inc. *	81,372
10,398	Puda Coal, Inc. (China) *	79,545
		160,917
Wholesale-Petroleum & Petroleum Products - 1.32%
2,845	World Fuel Services Corp.	73,998

TOTAL FOR COMMON STOCKS (Cost $5,666,212) - 96.41%		$ 5,408,489

REAL ESTATE INVESTMENT TRUSTS - 1.56%
3,240	American Capital Agency Corp.	86,087
300	Chimera Investment Corp.	1,185
		87,272

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $85,244) - 1.56%		$ 87,272

LIMITED PARTNERSHIPS - 2.09%
1,450	Global Partners L.P.	36,004
1,030	Sunoco Logistics Partners L.P.	81,010
		117,014

TOTAL FOR LIMITED PARTNERSHIPS (Cost $93,296) - 2.09%		$ 117,014

PUT OPTIONS - 0.04%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
1,400	October 2010 Put @ $610	2,100

	Total (Premiums Paid $45,346) - 0.04%	$ 2,100

SHORT TERM INVESTMENTS - 1.42%
79,868	Fidelity Money Market Portfolio Class Select 0.24% ** (Cost $79,868)	$ 79,868

TOTAL INVESTMENTS (Cost $5,969,966) - 101.52%		$ 5,694,743

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.52%)		$ (85,081)

NET ASSETS - 100.00%		$ 5,609,662

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

Wegener Adaptive Growth Fund
Written Options
September 30, 2010

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
1,400	October 2010 Call @ $610	$ 94,500	1.68%

	Total (Premiums Received $43,372)	$ 94,500	1.68%

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2010 (Unaudited)

1. SECURITY TRANSACTIONS
At September 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,969,966 amounted to $326,352 which consisted of aggregate gross unrealized appreciation of
$518,296and aggregate gross unrealized depreciation of $844,648.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of September 30, 2010.

Valuation Inputs of Assets		Level 1	Level 2	Level 3
Common Stock		$5,408,489	$0	$0
Real Estate Investment Trusts		$87,272	$0	$0
Limited Partnerships		$117,014	$0	$0
Options Purchased		$0	$2,100	$0
Cash Equivalents		$79,868	$0	$0
Total		$5,692,643	$2,100	$0

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3
Options Written		$0	$94,500	$0
Total		$0	$94,500	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 23, 2010